COVER LETTER
MEMBERS Mutual Funds
550 Science Drive
Madison, WI 53711
(800) 767-0300

August 27, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	MEMBERS Mutual Funds (SEC File Nos. 333-29511 and 811-08261) (The “Trust), on behalf of its Mid Cap Fund series (S000020651)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Funds, pursuant to Rule 497 under the Securities Act of 1933, as amended, an interactive data form with risk/return summary information that has been amended pursuant to prospectus supplement to the Trust dated August 27, 2012.

Any comments or questions concerning this filing should be directed to me at 1-608-216-9147.

Very truly yours,
Pamela M. Krill
General Counsel and Chief Legal Officer